AXS Thomson Reuters Venture Capital Return Tracker Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.9%
	ADVERTISING — 0.6%
8,774	Trade Desk, Inc. - Class A*	$677,528
	AEROSPACE/DEFENSE — 1.5%
2,822	Boeing Co.*	595,893
1,139	Lockheed Martin Corp.	524,373
6,134	Raytheon Technologies Corp.	600,887
		1,721,153
	AGRICULTURE — 0.4%
3,506	Altria Group, Inc.	158,822
2,791	Philip Morris International, Inc.	272,457
		431,279
	AUTO MANUFACTURERS — 0.1%
527	Tesla, Inc.*	137,953
	BANKS — 2.0%
16,417	Bank of America Corp.	471,003
787	Goldman Sachs Group, Inc.	253,839
6,943	JPMorgan Chase & Co.	1,009,790
3,095	Morgan Stanley	264,313
8,910	Wells Fargo & Co.	380,279
		2,379,224
	BEVERAGES — 0.8%
8,136	Coca-Cola Co.	489,950
2,704	PepsiCo, Inc.	500,835
		990,785
	BIOTECHNOLOGY — 0.1%
1,495	Corteva, Inc.	85,664
505	Illumina, Inc.*	94,682
		180,346
	CHEMICALS — 0.8%
461	Air Products and Chemicals, Inc.	138,083
1,564	Dow, Inc.	83,299
962	DuPont de Nemours, Inc.	68,725
560	Ecolab, Inc.	104,546
1,087	Linde PLC[1]	414,234
524	Sherwin-Williams Co.	139,133
		948,020
	COMMERCIAL SERVICES — 5.4%
8,692	Automatic Data Processing, Inc.[2]	1,910,415

AXS Thomson Reuters Venture Capital Return Tracker Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	COMMERCIAL SERVICES (Continued)
8,533	CoStar Group, Inc.*	$759,437
1,658	Gartner, Inc.*	580,814
24,981	PayPal Holdings, Inc.*,2	1,666,982
1,545	S&P Global, Inc.	619,375
3,245	Verisk Analytics, Inc. - Class A	733,467
		6,270,490
	COMPUTERS — 9.9%
14,630	Accenture PLC - Class A1	4,514,525
10,379	Apple, Inc.[2]	2,013,215
10,683	Cognizant Technology Solutions Corp. - Class A2	697,386
4,923	Crowdstrike Holdings, Inc. - Class A*,2	723,041
14,023	Fortinet, Inc.*,2	1,059,999
18,827	International Business Machines Corp.[2]	2,519,241
		11,527,407
	COSMETICS/PERSONAL CARE — 0.8%
1,634	Colgate-Palmolive Co.	125,884
479	Estee Lauder Cos., Inc. - Class A	94,066
4,876	Procter & Gamble Co.	739,884
		959,834
	DISTRIBUTION/WHOLESALE — 0.8%
9,892	Copart, Inc.*	902,249
	DIVERSIFIED FINANCIAL SERVICES — 9.0%
354	BlackRock, Inc.	244,664
12,995	Mastercard, Inc. - Class A2	5,110,933
21,461	Visa, Inc. - Class A2	5,096,558
		10,452,155
	ELECTRIC — 0.0%
74	Duke Energy Corp.	6,641
202	NextEra Energy, Inc.	14,988
99	Southern Co.	6,955
		28,584
	ELECTRONICS — 0.7%
1,057	Agilent Technologies, Inc.	127,104
3,147	Honeywell International, Inc.	653,003
		780,107
	FOOD — 0.2%
2,818	Mondelez International, Inc. - Class A	205,545

AXS Thomson Reuters Venture Capital Return Tracker Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTHCARE-PRODUCTS — 3.8%
6,278	Abbott Laboratories	$684,428
5,137	Boston Scientific Corp.*	277,860
2,606	Danaher Corp.	625,440
2,189	Edwards Lifesciences Corp.*	206,488
1,381	GE HealthCare Technologies, Inc.	112,192
296	IDEXX Laboratories, Inc.*	148,660
1,252	Intuitive Surgical, Inc.*	428,109
4,806	Medtronic PLC[1]	423,409
525	ResMed, Inc.	114,713
1,369	Stryker Corp.	417,668
1,466	Thermo Fisher Scientific, Inc.	764,885
265	West Pharmaceutical Services, Inc.	101,355
711	Zimmer Biomet Holdings, Inc.	103,522
		4,408,729
	HEALTHCARE-SERVICES — 2.3%
1,905	Centene Corp.*	128,492
858	Elevance Health, Inc.	381,201
791	HCA Healthcare, Inc.	240,053
423	Humana, Inc.	189,136
3,547	UnitedHealth Group, Inc.[2]	1,704,830
		2,643,712
	HOUSEHOLD PRODUCTS/WARES — 0.1%
656	Kimberly-Clark Corp.	90,567

	INSURANCE — 2.4%
8,114	Berkshire Hathaway, Inc. - Class B*,2	2,766,874

	INTERNET — 17.8%
8,578	Airbnb, Inc. - Class A*	1,099,356
38,606	Alphabet, Inc. - Class A*,2	4,621,138
1,765	Amazon.com, Inc.*	230,085
2,844	CDW Corp.	521,874
33	Cogent Communications Holdings, Inc.	2,220
11,262	eBay, Inc.[2]	503,299
832	MercadoLibre, Inc.*	985,587
17,919	Meta Platforms, Inc. - Class A*,2	5,142,395
9,342	Netflix, Inc.*,2	4,115,058
6,682	Palo Alto Networks, Inc.*,2	1,707,318
41,799	Uber Technologies, Inc.*,2	1,804,463
		20,732,793
	IRON/STEEL — 0.1%
467	Nucor Corp.	76,579

AXS Thomson Reuters Venture Capital Return Tracker Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MACHINERY-CONSTRUCTION & MINING — 0.5%
2,286	Caterpillar, Inc.	$562,470
	MACHINERY-DIVERSIFIED — 0.4%
1,298	Deere & Co.	525,937
	MEDIA — 0.2%
4	Cable One, Inc.	2,628
111	Charter Communications, Inc. - Class A*	40,778
3,832	Comcast Corp. - Class A	159,220
388	Liberty Global PLC - Class A*,1	6,542
		209,168
	MINING — 0.2%
2,781	Freeport-McMoRan, Inc.	111,240
1,650	Newmont Corp.	70,389
		181,629
	OIL & GAS — 0.6%
1,083	Chevron Corp.	170,410
765	ConocoPhillips	79,262
369	EOG Resources, Inc.	42,228
2,554	Exxon Mobil Corp.	273,916
271	Marathon Petroleum Corp.	31,599
451	Occidental Petroleum Corp.	26,519
288	Phillips 66	27,469
133	Pioneer Natural Resources Co.	27,555
226	Valero Energy Corp.	26,510
		705,468
	OIL & GAS SERVICES — 0.0%
938	Schlumberger N.V.[1]	46,074
	PHARMACEUTICALS — 1.5%
683	AbbVie, Inc.	92,021
638	AmerisourceBergen Corp.	122,770
948	Becton Dickinson & Co.	250,282
1,073	Cigna Group	301,084
4,883	CVS Health Corp.	337,562
1,381	Dexcom, Inc.*	177,472
326	Eli Lilly & Co.	152,888
1,060	Johnson & Johnson	175,451
983	Merck & Co., Inc.	113,428
2,186	Pfizer, Inc.	80,182
		1,803,140

AXS Thomson Reuters Venture Capital Return Tracker Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REITS — 0.2%
2,048	Prologis, Inc. - REIT	$251,146
	RETAIL — 0.5%
85	Costco Wholesale Corp.	45,762
194	Home Depot, Inc.	60,264
2,953	Walmart, Inc.	464,153
		570,179
	SEMICONDUCTORS — 1.3%
1,125	Advanced Micro Devices, Inc.*	128,149
353	Analog Devices, Inc.	68,768
560	Applied Materials, Inc.	80,942
233	Broadcom, Inc.	202,111
2,743	Intel Corp.	91,726
1,638	NVIDIA Corp.	692,907
739	QUALCOMM, Inc.	87,970
595	Texas Instruments, Inc.	107,112
		1,459,685
	SOFTWARE — 29.5%
16,105	Activision Blizzard, Inc.*,2	1,357,651
9,622	Adobe, Inc.*,2	4,705,062
1,802	ANSYS, Inc.*	595,146
4,742	Autodesk, Inc.*,2	970,261
5,671	Cadence Design Systems, Inc.*,2	1,329,963
5,328	Electronic Arts, Inc.	691,042
13,070	Fidelity National Information Services, Inc.[2]	714,929
5,823	Intuit, Inc.[2]	2,668,040
14,445	Microsoft Corp.[2]	4,919,100
34,575	Oracle Corp.[2]	4,117,537
2,041	Roper Technologies, Inc.[2]	981,313
21,235	Salesforce, Inc.*,2	4,486,106
4,148	ServiceNow, Inc.*,2	2,331,052
7,176	Snowflake, Inc. - Class A*,2	1,262,832
3,195	Synopsys, Inc.*,2	1,391,135
5,109	VMware, Inc. - Class A*	734,112
4,504	Workday, Inc. - Class A*,2	1,017,409
		34,272,690
	TELECOMMUNICATIONS — 0.4%
6,492	AT&T, Inc.	103,547
2,715	Cisco Systems, Inc.	140,474
192	Frontier Communications Parent, Inc.*	3,579
86	Iridium Communications, Inc.	5,342
555	T-Mobile US, Inc.*	77,090

AXS Thomson Reuters Venture Capital Return Tracker Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TELECOMMUNICATIONS (Continued)
3,634	Verizon Communications, Inc.	$135,149
		465,181
	TRANSPORTATION — 1.0%
2,882	Union Pacific Corp.	589,715
3,237	United Parcel Service, Inc. - Class B	580,232
		1,169,947
	TOTAL COMMON STOCKS
	(Cost $99,880,697)	111,534,627

Principal Amount
	SHORT-TERM INVESTMENTS — 2.0%
$2,302,450	UMB Bank Demand Deposit, 0.01%[3]	2,302,450
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,302,450)	2,302,450
	TOTAL INVESTMENTS — 97.9%
	(Cost $102,183,147)	113,837,077
	Other Assets in Excess of Liabilities — 2.1%	2,458,134
	TOTAL NET ASSETS — 100.0%	$116,295,211

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	All or a portion of this security is segregated as collateral for swap agreement. As of June 30, 2023, the aggregate value of those securities was $57,880,170, representing 49.8% of net assets.
[3]	The rate is the annualized seven-day yield at period end.

AXS Thomson Reuters Venture Capital Return Tracker Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Reference Entity	Fund Pays	Fund Receives	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)

BNP Paribas	BNP Paribas Index Swap[1]	0.50%	Index Return	Monthly	7/3/23	$109,767,833	$2,618	$(226,057)
BNP Paribas	BNP Paribas Equity Basket Swap[2]	1-Month Federal Funds + 0.57%	Basket Return	Monthly	7/3/23	68,697,232	1,288	$2,944,771
TOTAL EQUITY SWAP CONTRACTS								$2,718,714

[1]	The BNP Paribas Index Swap is made up of the NASDAQ 100 Total Return Index and the S&P 500 Total Return Index and exposure to each index was 29.42% and (29.42)%, respectively.

[2]	BNP Paribas Equity Basket Swap Top 50 Holdings^

Number of Shares	Description	Value	Percentage of Equity Swap's Notional Amount
11,081	Meta Platforms, Inc. - Class A	$3,180,025	4.63%
8,036	Mastercard, Inc. - Class A	3,160,559	4.60%
13,271	Visa, Inc. - Class A	3,151,597	4.59%
8,933	Microsoft Corp.	3,042,044	4.43%
5,950	Adobe, Inc.	2,909,491	4.24%
23,874	Alphabet, Inc. - Class A	2,857,718	4.16%
9,047	Accenture PLC - Class A	2,791,723	4.06%
13,132	Salesforce, Inc.	2,774,266	4.04%
21,381	Oracle Corp.	2,546,263	3.71%
5,777	Netflix, Inc.	2,544,711	3.70%
5,017	Berkshire Hathaway, Inc. - Class B	1,710,797	2.49%
3,601	Intuit, Inc.	1,649,942	2.40%
11,643	International Business Machines Corp.	1,557,950	2.27%
2,565	ServiceNow, Inc.	1,441,453	2.10%
6,419	Apple, Inc.	1,245,093	1.81%
5,375	Automatic Data Processing, Inc.	1,181,371	1.72%
25,848	Uber Technologies, Inc.	1,115,858	1.62%
4,132	Palo Alto Networks, Inc.	1,055,767	1.54%
2,193	UnitedHealth Group, Inc.	1,054,044	1.53%
15,448	PayPal Holdings, Inc.	1,030,845	1.50%
1,976	Synopsys, Inc.	860,370	1.25%
9,959	Activision Blizzard, Inc.	839,544	1.22%
3,507	Cadence Design Systems, Inc.	822,462	1.20%
4,438	Snowflake, Inc. - Class A	780,999	1.14%
5,304	Airbnb, Inc. - Class A	679,761	0.99%
8,672	Fortinet, Inc.	655,516	0.95%
2,785	Workday, Inc. - Class A	629,104	0.92%
4,294	JPMorgan Chase & Co.	624,519	0.91%
515	MercadoLibre, Inc.	610,069	0.89%
1,262	Roper Technologies, Inc.	606,770	0.88%
2,933	Autodesk, Inc.	600,121	0.87%
6,117	Copart, Inc.	557,932	0.81%
906	Thermo Fisher Scientific, Inc.	472,706	0.69%
5,277	CoStar Group, Inc.	469,653	0.68%
3,015	Procter & Gamble Co.	457,496	0.67%
3,159	VMware, Inc. - Class A	453,917	0.66%
2,007	Verisk Analytics, Inc. - Class A	453,642	0.66%
3,044	Crowdstrike Holdings, Inc. - Class A	447,072	0.65%
8,083	Fidelity National Information Services, Inc.	442,140	0.64%
6,606	Cognizant Technology Solutions Corp. - Class A	431,240	0.63%
1,013	NVIDIA Corp.	428,519	0.62%
3,295	Electronic Arts, Inc.	427,362	0.62%
3,882	Abbott Laboratories	423,216	0.62%
5,426	Trade Desk, Inc. - Class A	418,996	0.61%
1,946	Honeywell International, Inc.	403,795	0.59%
1,611	Danaher Corp.	386,640	0.56%
955	S&P Global, Inc.	382,850	0.56%
3,793	Raytheon Technologies Corp.	371,562	0.54%
1,745	Boeing Co.	368,474	0.54%
1,114	ANSYS, Inc.	367,921	0.54%

^	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.